Investments in subsidiaries and associates (Details) - item	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 13, 2021
Investments in subsidiaries and associates
Number of NCIs material to the Group	0
Number of associates material to the Group	0
Number of businesses sold during the year			0
MoneyBrilliant Pty Ltd
Investments in subsidiaries and associates
Percentage of voting equity interests acquired				100.00%
Westpac Bank-PNG-Limited
Investments in subsidiaries and associates
Percentage owned	89.90%	89.90%
Westpac NZ Covered Bond Limited
Investments in subsidiaries and associates
Percentage owned	19.00%	19.00%
Westpac NZ Securitisation Limited
Investments in subsidiaries and associates
Percentage owned	19.00%	19.00%